UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2003




ITEM 1. REPORT TO STOCKHOLDERS.
USAA GNMA TRUST - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2003



[LOGO OF USAA]
   USAA(R)

                   USAA GNMA Trust(R)

                                  [GRAPHIC OF USAA GNMA Trust]

                   S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2003

                                             (C)2004, USAA. All rights reserved.

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                14

    Notes to Portfolio of Investments                                       16

    Financial Statements                                                    17

    Notes to Financial Statements                                           20

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                           WE MAY NOT HAVE REACHED THE PEAK
                                         OF THE CURRENT CYCLICAL BULL MARKET,
[PHOTO OF CHRISTOPHER W. CLAUS]              BUT WE HAVE SEEN A REMARKABLE
                                                 RUN-UP IN STOCK PRICES.

                                                          "
--------------------------------------------------------------------------------

                 Economic reports confirm that the U.S. and global economies began a robust expansion early in the autumn of 2003. We are finally seeing the results of the fiscal and monetary policies that were implemented to stimulate economic growth. The economy is benefiting from the lowest short-term interest rates in decades, reduced marginal tax rates, and increased government spending. Productivity has increased to its highest level in 20 years, and corporate America is starting once again to invest in capital goods and to add employees to its payrolls. Finally, American goods and services are more competitive in global markets because foreign currencies have gained strength over the U.S. dollar.

                 All of these positive developments have translated into the growth of the gross domestic product (GDP) and improved corporate profitability, both of which have significantly driven up stock prices. So we're left with the obvious question: Can the economy keep growing fast enough and long enough to support existing equity valuations and to provide for higher stock prices?

                 While no one can predict what will happen, we do believe that market volatility will remain the norm rather than the exception. We may not have reached the peak of the current cyclical bull market, but we have seen a remarkable run-up in stock prices. Consequently, we would not be surprised to see some form of

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 consolidation before stocks try to break through resistance levels - assuming, of course, that the economy keeps growing, more new jobs are created, corporate profitability continues to improve, and short-term rates (which are expected to increase in 2004) do not spike dramatically.

                 Whatever happens, the most effective strategy in any market cycle is a well-thought-out investment plan that incorporates asset allocation, diversification, and a true understanding of your personal tolerance for risk - all matched to your investment goals.

                 At USAA, we remain committed to helping you with your goals. We will continue to provide you with outstanding resources - a market-tested portfolio management team, world-class service, and no-load mutual funds without excessive fees, sales loads, or contractual plans.

                 For all of us here at USAA, I would like to thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GNMA TRUST

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.


--------------------------------------------------------------------------------
                                          11/30/03               5/31/03
--------------------------------------------------------------------------------
Net Assets                             $659.1 Million         $751.8 Million
Net Asset Value Per Share                  $9.92                  $10.16


--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 11/30/03
--------------------------------------------------------------------------------
5/31/03 TO 11/30/03**     1 YEAR     5 YEARS     10 YEARS     30-DAY SEC YIELD
       0.00%               2.47%      5.16%        6.33%            3.74%


 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN
   IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW


--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    LEHMAN BROTHERS GNMA          USAA GNMA          LIPPER GNMA           LIPPER GNMA
                        30-YEAR INDEX                FUND            FUNDS INDEX          FUNDS AVERAGE
                    --------------------          ---------          -----------          -------------
11/30/1993               $10,000.00              $10,000.00          $10,000.00            $10,000.00
12/31/1993                10,094.00               10,120.42           10,079.18             10,080.27
01/31/1994                10,170.71               10,172.68           10,175.30             10,177.19
02/28/1994                10,121.89               10,153.61           10,077.49             10,085.03
03/31/1994                 9,848.60                9,991.41            9,823.01              9,830.26
04/30/1994                 9,781.63                9,926.51            9,754.42              9,758.69
05/31/1994                 9,809.02                9,957.05            9,768.39              9,774.64
06/30/1994                 9,793.33                9,984.65            9,741.71              9,747.53
07/31/1994                 9,988.21               10,111.05            9,904.31              9,912.76
08/31/1994                10,017.18               10,143.84            9,925.90              9,929.55
09/30/1994                 9,874.94               10,080.17            9,795.06              9,796.30
10/31/1994                 9,858.15               10,068.66            9,766.69              9,767.70
11/30/1994                 9,833.50               10,036.43            9,742.98              9,743.18
12/31/1994                 9,946.59               10,118.12            9,834.87              9,837.73
01/31/1995                10,152.48               10,288.71           10,022.44             10,023.78
02/28/1995                10,420.51               10,512.16           10,265.91             10,264.43
03/31/1995                10,469.49               10,535.84           10,305.29             10,307.93
04/30/1995                10,625.48               10,652.96           10,438.67             10,442.78
05/31/1995                10,948.50               11,006.57           10,767.25             10,780.06
06/30/1995                11,025.13               11,083.13           10,831.61             10,844.33
07/31/1995                11,047.19               11,060.84           10,832.45             10,842.57
08/31/1995                11,160.97               11,237.52           10,944.66             10,956.22
09/30/1995                11,272.58               11,346.43           11,050.52             11,067.83
10/31/1995                11,363.89               11,471.20           11,152.56             11,170.94
11/30/1995                11,495.71               11,638.66           11,288.06             11,311.17
12/31/1995                11,644.00               11,813.49           11,430.33             11,456.32
01/31/1996                11,724.35               11,882.57           11,497.65             11,523.31
02/29/1996                11,636.42               11,639.46           11,366.81             11,380.70
03/31/1996                11,607.32               11,527.80           11,320.18             11,334.18
04/30/1996                11,577.15               11,482.00           11,277.70             11,288.46
05/31/1996                11,537.78               11,407.82           11,232.75             11,243.67
06/30/1996                11,691.24               11,552.39           11,358.71             11,368.42
07/31/1996                11,735.66               11,578.16           11,399.70             11,409.98
08/31/1996                11,739.18               11,620.97           11,399.47             11,407.13
09/30/1996                11,937.58               11,797.72           11,580.09             11,586.28
10/31/1996                12,181.10               12,045.52           11,808.25             11,820.73
11/30/1996                12,361.38               12,233.60           11,985.53             12,001.46
12/31/1996                12,294.63               12,160.57           11,908.46             11,918.80
01/31/1997                12,390.53               12,254.31           11,985.06             11,993.07
02/28/1997                12,436.37               12,299.53           12,015.78             12,018.52
03/31/1997                12,312.01               12,172.72           11,901.11             11,889.01
04/30/1997                12,515.16               12,341.65           12,084.06             12,073.37
05/31/1997                12,645.32               12,461.12           12,192.25             12,186.46
06/30/1997                12,797.06               12,635.32           12,335.82             12,329.09
07/31/1997                13,028.69               12,870.50           12,568.28             12,589.47
08/31/1997                13,001.33               12,800.57           12,528.65             12,536.99
09/30/1997                13,175.54               12,980.35           12,693.75             12,700.98
10/31/1997                13,311.25               13,138.76           12,819.82             12,835.75
11/30/1997                13,353.85               13,163.35           12,847.62             12,865.68
12/31/1997                13,474.03               13,316.89           12,974.30             12,989.95
01/31/1998                13,606.08               13,503.14           13,101.59             13,125.12
02/28/1998                13,636.01               13,468.45           13,119.75             13,139.09
03/31/1998                13,693.28               13,556.91           13,166.40             13,183.04
04/30/1998                13,772.70               13,640.96           13,241.59             13,253.33
05/31/1998                13,867.74               13,788.45           13,335.98             13,358.01
06/30/1998                13,925.98               13,920.16           13,393.86             13,420.00
07/31/1998                14,005.36               13,953.48           13,456.53             13,474.46
08/31/1998                14,114.60               14,175.34           13,582.64             13,614.09
09/30/1998                14,282.56               14,493.80           13,750.44             13,802.02
10/31/1998                14,269.71               14,210.63           13,678.13             13,718.06
11/30/1998                14,351.05               14,370.70           13,756.58             13,798.97
12/31/1998                14,409.89               14,416.86           13,810.31             13,852.58
01/31/1999                14,512.20               14,527.71           13,894.08             13,933.34
02/28/1999                14,464.31               14,197.08           13,802.51             13,818.93
03/31/1999                14,551.09               14,347.05           13,889.44             13,904.66
04/30/1999                14,620.94               14,380.27           13,950.12             13,963.89
05/31/1999                14,546.37               14,220.59           13,849.73             13,857.51
06/30/1999                14,486.73               14,116.27           13,773.38             13,780.82
07/31/1999                14,391.12               13,846.52           13,683.07             13,693.67
08/31/1999                14,385.36               13,695.96           13,669.66             13,675.27
09/30/1999                14,618.40               13,959.19           13,892.69             13,893.00
10/31/1999                14,706.11               13,973.06           13,956.43             13,948.19
11/30/1999                14,712.00               13,981.77           13,958.15             13,955.35
12/31/1999                14,682.57               13,896.04           13,898.20             13,893.14
01/31/2000                14,550.43               13,827.44           13,776.96             13,773.46
02/29/2000                14,738.13               14,027.35           13,946.81             13,937.47
03/31/2000                14,973.94               14,199.17           14,165.54             14,154.53
04/30/2000                14,958.97               14,124.75           14,133.42             14,128.80
05/31/2000                15,015.81               14,258.76           14,190.74             14,180.44
06/30/2000                15,292.10               14,541.90           14,431.89             14,430.03
07/31/2000                15,371.62               14,612.38           14,491.38             14,483.92
08/31/2000                15,605.27               14,852.71           14,704.64             14,695.47
09/30/2000                15,750.40               14,950.63           14,831.08             14,822.85
10/31/2000                15,868.53               15,072.26           14,923.78             14,915.19
11/30/2000                16,090.69               15,332.61           15,151.48             15,139.49
12/31/2000                16,317.56               15,587.03           15,368.69             15,364.35
01/31/2001                16,585.17               15,822.11           15,602.45             15,593.41
02/28/2001                16,658.15               15,939.21           15,681.39             15,683.54
03/31/2001                16,758.10               16,053.45           15,759.20             15,770.67
04/30/2001                16,784.91               16,010.74           15,759.62             15,746.93
05/31/2001                16,925.90               16,096.93           15,866.73             15,845.76
06/30/2001                16,976.68               16,117.67           15,905.28             15,893.62
07/31/2001                17,266.98               16,434.49           16,200.60             16,191.52
08/31/2001                17,393.03               16,581.37           16,321.39             16,309.96
09/30/2001                17,627.84               16,817.14           16,538.34             16,540.59
10/31/2001                17,862.29               17,067.02           16,749.50             16,758.70
11/30/2001                17,712.24               16,850.78           16,589.73             16,570.21
12/31/2001                17,659.11               16,701.20           16,508.85             16,477.49
01/31/2002                17,837.46               16,873.08           16,676.76             16,637.71
02/28/2002                18,019.40               17,081.50           16,856.01             16,817.15
03/31/2002                17,819.39               16,835.71           16,680.21             16,616.43
04/30/2002                18,133.01               17,186.91           16,971.77             16,919.10
05/31/2002                18,250.88               17,357.52           17,082.98             17,030.51
06/30/2002                18,396.88               17,483.04           17,216.59             17,171.90
07/31/2002                18,610.29               17,676.70           17,413.00             17,370.74
08/31/2002                18,740.56               17,858.74           17,549.06             17,512.80
09/30/2002                18,896.10               18,003.56           17,690.42             17,672.29
10/31/2002                18,954.68               18,034.87           17,728.98             17,700.87
11/30/2002                18,971.74               18,033.74           17,732.30             17,692.88
12/31/2002                19,159.56               18,243.62           17,923.12             17,890.03
01/31/2003                19,207.46               18,288.05           17,966.35             17,927.48
02/28/2003                19,336.15               18,380.50           18,065.62             18,032.92
03/31/2003                19,349.69               18,378.47           18,057.83             18,022.85
04/30/2003                19,394.19               18,440.13           18,101.25             18,071.64
05/31/2003                19,394.19               18,481.23           18,122.08             18,129.09
06/30/2003                19,453.15               18,497.87           18,152.49             18,148.51
07/31/2003                19,131.78               18,113.11           17,788.30             17,730.99
08/31/2003                19,257.86               18,224.71           17,895.91             17,845.98
09/30/2003                19,535.94               18,517.83           18,191.20             18,160.66
10/31/2003                19,485.15               18,447.29           18,116.52             18,065.24
11/30/2003                19,553.35               18,479.02           18,174.25             18,113.45

                                   [END CHART]

                      DATA FROM 11/30/93 THROUGH 11/30/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust to the following benchmarks:

                    o The Lehman Brothers GNMA 30-Year Index, an unmanaged index of pass-through securities with an original maturity of 30 years.

                    o The Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

                    o The Lipper GNMA Funds Average, an unmanaged index of peer funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]     MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                            USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA GNMA Trust had a flat total return of 0.0% for the six-month period ended November 30, 2003. This compares to a 0.07% return for the Lipper GNMA Funds Average, 0.29% for the Lipper GNMA Funds Index, and 0.82% for the Lehman Brothers GNMA 30-Year Index.

                                           * * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                   RATING(TM) OF 4 STARS IN THE INTERMEDIATE GOVERNMENT FUNDS
                    CATEGORY (279 FUNDS IN CATEGORY) AS OF NOVEMBER 30, 2003.
                   THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A
                     WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED
                       WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE)
                                    MORNINGSTAR RATING METRICS.

                 With respect to the intermediate government funds category, the USAA GNMA Trust received a Morningstar Rating of 3 stars for the

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 three- and five-year periods among 279 and 243 funds, respectively, and 4 stars for the 10-year period among 127 funds, through November 30, 2003. Ratings are based on risk-adjusted returns.

                 The Fund also is listed as a Lipper Leader for preservation and expense within the Lipper GNMA funds category for the three-year period ending November 30, 2003.

                       [LOGO OF LIPPER LEADER]         [LOGO OF LIPPER LEADER]
                            PRESERVATION                       EXPENSE

WHAT WAS THE OVERALL MARKET ENVIRONMENT?

                 The reporting period began with interest rates at 45-year lows and economic growth still muted. In anticipation of the Federal Reserve Board's cutting short-term interest rates to 1% in late June, rates on 10-year Treasury yields bottomed at 3.1% in mid-June. For the remainder of the period, stronger economic data pushed interest rates on Treasury bonds and notes sharply higher, as shown in the graph on page 10. Since bond prices fall when yields rise, most sectors of the bond market posted negative returns for the six-month period.

                 LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF NOVEMBER 30, 2003. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF NOVEMBER 30, 2003. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                 THE USAA GNMA TRUST IN LIPPER'S INTERMEDIATE GOVERNMENT FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 3,708 FUNDS, FOR 5 YEARS AMONG 3,156 FUNDS, AND FOR 10 YEARS AMONG 1,472 FUNDS FOR PRESERVATION; FOR 3 YEARS AMONG 142 FUNDS, FOR 5 YEARS AMONG 118 FUNDS, AND FOR 10 YEARS AMONG 72 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

--------------------------------------------------------------------------------
             HISTORICAL YIELD CURVE*
--------------------------------------------------------------------------------

       [CHART OF HISTORICAL YIELD CURVE*]

               5/30/03     11/28/03       CHANGE
               -------     --------      -------
3 MONTH         1.098       0.927        -0.1707
6 MONTH         1.083       1.032        -0.0514
 2 YEAR         1.322       2.044         0.7220
 3 YEAR         1.565       2.547         0.9826
 5 YEAR         2.289       3.354         1.0648
10 YEAR         3.370       4.332         0.9618
30 YEAR         4.376       5.131         0.7549

                   [END CHART]

                 * YIELD OF TREASURY BILLS, NOTES, AND BONDS. SOURCE:
                   BLOOMBERG L.P.

HOW DID MORTGAGE-BACKED SECURITIES PERFORM?

                 As rates rose, GNMAs and other mortgage-backed securities showed their defensive nature and outperformed most other bond market sectors. However, GNMAs have been buffeted by the continuing mortgage refinancing boom. While this boom helped propel the economic recovery by giving consumers additional spending power, it has been negative for GNMAs because, when people refinance, they pay off their old mortgages and the proceeds are passed through to holders of GNMAs. We then have to invest the proceeds at current, but lower, interest rates.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Over the past year, this has led to a dramatically changing coupon distribution of the bonds in the Fund, with lower coupons replacing higher ones, as shown in the following chart.

         COUPON RATE COMPOSITION OF MORTGAGE POOLS
-------------------------------------------------------------

    [CHART OF COUPON RATE COMPOSITION OF MORTGAGE POOLS]

                              CATEGORY PERCENTAGE
COUPON RATE %          NOVEMBER 2003          NOVEMBER 2002
   5.00                     9.9%                   0.0%
   5.50                    19.6%                   1.9%
   6.00                    24.8%                  20.6%
   6.50                    26.9%                  34.7%
   6.75                     0.3%                   0.6%
   7.00                    12.1%                  27.4%
   7.50                     3.0%                   7.2%
   8.00                     3.2%                   7.2%
   8.50                     0.1%                   0.2%
   9.00                     0.1%                   0.2%

                    AVERAGE COUPON RATE
            6.18% (NOV. 2003)  6.71% (NOV. 2002)

                        [END CHART]

WHAT STRATEGIES DID YOU PURSUE IN THIS ENVIRONMENT?

                 With interest rates so low early in the period, we allowed the cash allocation to build until interest rates rose. This was a drag on income and held back performance during the period, but it did allow us to ultimately invest at higher rates than were available at the beginning of the period. We kept the Fund's interest-rate sensitivity (or duration) lower than that of the market, and also invested in Treasury inflation-protected securities (TIPS), which performed well given fears that economic growth could cause inflation to rise.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HAVE THE PROBLEMS WITH OTHER MORTGAGE-BACKED SECURITIES ISSUERS, SPECIFICALLY FREDDIE MAC, HAD AN IMPACT ON GNMAs?

                 GNMAs are backed by the full faith and credit of the U.S. government, just like U.S. Treasury securities. Fannie Mae and Freddie Mac are government-sponsored enterprises, but their securities are not backed by the full faith and credit of the U.S. government. This fundamental difference in credit quality means that GNMAs are basically better protected from credit risk than securities issued by Freddie Mac or Fannie Mae.

WHAT WAS THE STATE OF THE MORTGAGE-BACKED SECURITIES MARKET AT THE END OF THE PERIOD?

                 Interest rates on intermediate- and longer-term securities ended the period at their highest levels of the past year, indicating the bond market has already priced in an economic recovery. With interest rates higher, bonds have become a much better buy. We believe this is beneficial for the Fund's income component because it allows us to reinvest pre-paid principal at higher interest rates. However, we expect to continue to keep the Fund's interest-rate sensitivity relatively low and to look for the best opportunities to invest. We thank you for your confidence and for the opportunity to serve you.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                      ASSET ALLOCATION
                          11/30/03

              [PIE CHART OF ASSET ALLOCATION]

30-Year Fixed-Rate Single-Family Mortgages            73.3%
Collaterized Mortgage Obligations                     10.6%
Repurchase Agreements                                  9.3%
15-Year Fixed-Rate Single-Family Mortgages             4.8%
U.S. Treasury Inflation-Indexed Note                   1.7%

                     [END OF PIE CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14 AND 15.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                                   MARKET
    AMOUNT     SECURITY                                                                       VALUE
---------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ISSUES (88.7%)(a)

               GOVERNMENT NATIONAL MORTGAGE ASSN. I, MORTGAGE-BACKED
               PASS-THROUGH SECURITIES, SINGLE-FAMILY (53.2%)
   $84,528     5.50%, 6/15/2033 - 10/15/2033                                               $ 85,534
    96,267     6.00%, 12/15/2016 - 9/15/2033                                                 99,927
    89,784     6.50%, 5/15/2028 - 9/15/2032                                                  94,470
     1,309     6.75%, 5/15/2028                                                               1,388
    47,486     7.00%, 4/15/2027 - 7/15/2032                                                  50,541
    12,188     7.50%, 2/15/2028 - 11/15/2031                                                 13,071
     4,582     8.00%, 1/15/2022 - 9/15/2030                                                   4,978
       465     8.50%, 6/15/2021 - 7/15/2022                                                     512
       517     9.00%, 7/15/2021                                                                 576
                                                                                           --------
                                                                                            350,997
                                                                                           --------

               GOVERNMENT NATIONAL MORTGAGE ASSN. II, MORTGAGE-BACKED
               PASS-THROUGH SECURITIES, SINGLE-FAMILY (22.2%)
    48,870     5.00%, 5/20/2033 - 7/20/2033                                                  47,971
     8,947     5.50%, 4/20/2033                                                               9,041
    32,750     6.00%, 3/20/2031 - 9/20/2032                                                  33,863
    33,749     6.50%, 5/20/2031 - 6/20/2032                                                  35,485
     7,547     7.00%, 9/20/2030                                                               8,004
     1,386     7.50%, 4/20/2031                                                               1,473
     9,792     8.00%, 12/20/2022 - 8/20/2030                                                 10,534
                                                                                           --------
                                                                                            146,371
                                                                                           --------

               GOVERNMENT NATIONAL MORTGAGE ASSN. I, COLLATERALIZED
               MORTGAGE OBLIGATIONS (10.6%)
    10,798     5.00%, 7/20/2026                                                              10,848
    30,000     5.50%, 6/16/2021 - 3/16/2032(d)                                               30,507
    10,000     5.86%, 10/16/2023                                                             10,754
       146     6.00%, 8/16/2027                                                                 146
    15,000     6.10%, 6/16/2021                                                              16,284
     1,360     6.50%, 8/20/2027                                                               1,360
                                                                                           --------
                                                                                             69,899
                                                                                           --------

               FANNIE MAE MORTGAGE-BACKED PASS-THROUGH SECURITIES,
               SINGLE-FAMILY (2.7%)+
     3,411     6.00%, 2/01/2017                                                               3,565
    13,376     6.50%, 10/01/2016 - 12/01/2016                                                14,118
                                                                                           --------
                                                                                             17,683
                                                                                           --------
               Total U.S. government agency issues (cost: $574,938)                         584,950
                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                                   MARKET
    AMOUNT     SECURITY                                                                       VALUE
---------------------------------------------------------------------------------------------------
               U.S. TREASURY SECURITY (1.7%)

               INFLATION-INDEXED NOTE(b)
   $10,298     3.00%, 7/15/2012 (cost: $10,775)                                            $ 11,180
                                                                                           --------

               REPURCHASE AGREEMENTS (9.3%)

    40,000     Credit Suisse First Boston Corp., 1.03%, acquired on 11/26/2003 and due on 12/01/2003 at $40,000 (collateralized by $39,184 in GNMA securities, 4.50%-7.00% due between 3/15/2007 and 1/15/2032;
                 market value of $40,801)(c)                                                 40,000
    21,086     Deutsche Bank Securities, 1.06%, acquired on 11/28/2003 and due on 12/01/2003 at $21,086 (collateralized by a $21,330
                 Federal Home Loan Bank Bond, 2.38% due 2/15/2006;
                 market value $21,508)(c)                                                    21,086
                                                                                           --------
               Total repurchase agreements (cost: $61,086)                                   61,086
                                                                                           --------

               TOTAL INVESTMENTS (COST: $646,799)                                          $657,216
                                                                                           ========

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GNMA TRUST
NOVEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government. Securities issues by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (b) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

         (d) Security was fair valued at November 30, 2003, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2003 (UNAUDITED)

ASSETS

   Investments in securities, at market value (identified cost of $585,713)    $596,130
   Repurchase agreements                                                         61,086
   Cash                                                                              51
   Receivables:
      Capital shares sold                                                            46
      Interest                                                                    2,992
                                                                               --------
         Total assets                                                           660,305
                                                                               --------

LIABILITIES

   Payables:
      Capital shares redeemed                                                       571
      Dividends on capital shares                                                   491
   Accrued management fees                                                           67
   Accrued transfer agent's fees                                                     71
   Other accrued expenses and payables                                               18
                                                                               --------
         Total liabilities                                                        1,218
                                                                               --------
            Net assets applicable to capital shares outstanding                $659,087
                                                                               ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                             $685,088
   Overdistribution of net investment income                                     (5,090)
   Accumulated net realized loss on investments                                 (31,328)
   Net unrealized appreciation of investments                                    10,417
                                                                               --------
            Net assets applicable to capital shares outstanding                $659,087
                                                                               ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                               66,411
                                                                               ========
   Net asset value, redemption price, and offering price per share             $   9.92
                                                                               ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GNMA TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

   Interest income                                                 $ 13,076
                                                                   --------

EXPENSES

   Management fees                                                      455
   Administrative and servicing fees                                    521
   Transfer agent's fees                                                461
   Custodian's fees                                                      66
   Postage                                                               19
   Shareholder reporting fees                                            18
   Trustees' fees                                                         3
   Registration fees                                                     25
   Professional fees                                                     28
   Other                                                                  4
                                                                   --------
      Total expenses                                                  1,600
   Expenses paid indirectly                                              (1)
                                                                   --------
      Net expenses                                                    1,599
                                                                   --------
NET INVESTMENT INCOME                                                11,477
                                                                   --------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   Net realized loss                                                   (266)
   Change in net unrealized appreciation/depreciation               (11,498)
                                                                   --------
      Net realized and unrealized loss                              (11,764)
                                                                   --------
   Decrease in net assets resulting from operations                $   (287)
                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GNMA TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MAY 31, 2003

                                                                            11/30/2003     5/31/2003
                                                                            ------------------------
FROM OPERATIONS

   Net investment income                                                    $  11,477      $  31,269
   Net realized gain (loss) on investments                                       (266)         8,198
   Change in net unrealized appreciation/depreciation of investments          (11,498)         3,451
                                                                            ------------------------
      Increase (decrease) in net assets resulting from operations                (287)        42,918
                                                                            ------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                      (16,567)       (38,958)
                                                                            ------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                                   58,044        301,214
   Reinvested dividends                                                        13,189         30,830
   Cost of shares redeemed                                                   (147,086)      (173,367)
                                                                            ------------------------
      Increase (decrease) in net assets from capital share transactions       (75,853)       158,677
                                                                            ------------------------
   Net increase (decrease) in net assets                                      (92,707)       162,637

NET ASSETS

      Beginning of period                                                     751,794        589,157
                                                                            ------------------------
      End of period                                                         $ 659,087      $ 751,794
                                                                            ========================
   Overdistribution of net investment income
      End of period                                                         $  (5,090)     $       -
                                                                            ========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                                  5,797         29,537
   Shares issued for dividends reinvested                                       1,323          3,020
   Shares redeemed                                                            (14,722)       (17,008)
                                                                            ------------------------
      Increase (decrease) in shares outstanding                                (7,602)        15,549
                                                                            ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GNMA TRUST
NOVEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA GNMA Trust (the Fund). The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2003 (UNAUDITED)

                    by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements

              E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2003 (UNAUDITED)

                 ended November 30, 2003, these fee-offset arrangements reduced the Fund's expenses by $1,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2003 (UNAUDITED)

         allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2004, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2003, the Fund had capital loss carryovers of $26,440,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2005 and 2010. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2003, were $238,517,000 and $349,322,000, respectively.

         The cost of securities at November 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2003, for federal income tax purposes, were $13,298,000 and $2,881,000, respectively, resulting in net unrealized appreciation of $10,417,000.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2003 (UNAUDITED)

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended November 30, 2003.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2003 (UNAUDITED)

                 period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
-----------------------------------------------------------------------
+/- 0.20% to 0.50%              +/- 0.04%
+/- 0.51% to 1.00%              +/- 0.05%
+/- 1.01% and greater           +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended November 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $455,000, which included a performance adjustment of $21,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $521,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2003 (UNAUDITED)

                 Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $461,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2003 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                        PERIOD ENDED
                                        NOVEMBER 30,                      YEAR ENDED MAY 31,
                                        ----------------------------------------------------------------------------
                                            2003           2003          2002          2001         2000        1999
                                        ----------------------------------------------------------------------------
Net asset value at beginning of period  $  10.16       $  10.08      $   9.89      $   9.37     $  10.00    $  10.32
                                        ----------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                      .16(a)         .56           .57(d)        .66          .64         .65
  Net realized and unrealized
    gain (loss)                             (.16)(a)        .08           .19(d)        .52         (.63)       (.32)
                                        ----------------------------------------------------------------------------
Total from investment operations               -(a)         .64           .76          1.18          .01         .33
Less distributions:
  From net investment income                (.24)          (.56)         (.57)         (.66)        (.64)       (.65)
                                        ----------------------------------------------------------------------------
Net asset value at end of period        $   9.92       $  10.16      $  10.08      $   9.89     $   9.37    $  10.00
                                        ============================================================================
Total return (%)*                           0.00           6.49          7.83         12.91          .21        3.15
Net assets at end of period (000)       $659,087       $751,794      $589,157      $476,641     $414,435    $500,464
Ratio of expenses to
   average net assets (%)**                  .46(b,c)       .46(c)        .41(c)        .32(c)       .32         .31
Ratio of net investment income
   to average net assets (%)**              3.31(b)        4.43          5.62(d)       6.74         6.77        6.24
Portfolio turnover (%)                     37.15          74.64         44.77         94.72        80.06       64.93

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended November 30, 2003, average net assets were
    $693,465,000.
(a) Calculated using average shares. For the six-month period ended November 30, 2003, average shares were 69,652,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any fee-offset arrangements, which did not affect the Fund's expense ratios.
(d) In 2001, a change in amortization method was made as required by a recently issued accounting pronouncement. Without that change, these amounts would have been:
       Net investment income                                           $ .57
       Net realized and unrealized gain                                $ .19
       Ratio of net investment income to average net assets             5.63%

28

 N O T E S
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

             TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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                                     INSURANCE o MEMBER SERVICES

23414-0104                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.